Gain on long-term investments (Tables)	12 Months Ended
May 31, 2019
Gain on long-term investments
Gain on long-term investments

		Opening fair	Gain (loss) on	Change in fair
Investment	Proceeds	value / cost	disposal	value	Total
Level 1 on fair value hierarchy
CannaRoyalty Corp. - shares	$4,111	$3,765	$346	$—	$346
MassRoots, Inc. - shares	1	164	(163)	—	(163)
North Bud Farms Inc. - shares	373	253	120	—	120
Hiku Brands Company Ltd. - shares	30,542	13,558	16,984	—	16,984
Scythian Biosciences Corp. - shares	6,609	8,901	(2,292)	—	(2,292)
Level 2 on fair value hierarchy
Hiku Brands Company Ltd. - warrants	17,611	18,693	(1,082)	—	(1,082)
Scythian Biosciences Corp. - warrants	—	661	(661)	—	(661)
Level 3 on fair value hierarchy
Copperstate Farms, LLC - shares	5,300	5,300	—	—	—
Copperstate Farms Investors, LLC - shares	14,700	14,700	—	—	—
US legalization options	136,448	116,809	19,639	—	19,639
Green Acre Capital Fund II	500	3,000	(2,500)	—	(2,500)
Long-term investments (Note 14)	—	—	—	(10,740)	(10,740)
Year ended May 31, 2019	$216,195	$185,804	$30,391	$(10,740)	$19,651